Label	Element	Value
Payson Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Payson Total Return Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stock and convertible securities of large and mid capitalization domestic companies. The Fund’s investment adviser, H.M. Payson & Co. (the “Adviser”), defines large capitalization domestic companies as those companies with market capitalizations in excess of $12 billion and mid capitalization domestic companies as those companies with market capitalizations in the range of $2 billion to $12 billion. The Fund may invest in debt securities, which are primarily investment grade, that include U.S. Government securities, including U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, as well as corporate bonds and notes issued by large and mid capitalization domestic companies, and asset-backed and mortgage-backed securities. If an investment grade security held by the Fund is downgraded to non-investment grade, the Fund may hold the security if the Adviser believes the issuer will continue to pay its debt or the current market price does not properly reflect what the Adviser believes to be the intrinsic value of the security. The Fund may write covered call options on equity securities held in the Fund’s portfolio to generate premiums in an effort to provide downside protection in declining markets. The Fund may also make strategic investments in exchange-traded funds (“ETFs”) and foreign securities, and may invest a significant portion of the Fund’s total assets in cash or cash equivalents if the Adviser does not identify investments selling at discounts to what the Adviser believes are their intrinsic value.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Selling Covered Call Options Risk. As a result of selling a covered call option, the Fund may be required to sell a portfolio security. Under such circumstances, the Fund would not participate in gains in the stock price beyond the exercise price. In addition, selling options generates gains, which are largely short-term capital gains that are distributed to shareholders as dividends.